Basis of presentation - Intangible assets subject to amortization (Details)	12 Months Ended
Dec. 31, 2020
Licenses | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets other than goodwill	10 years
Licenses | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets other than goodwill	20 years
Trade names | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets other than goodwill	5 years
Trade names | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets other than goodwill	15 years
Non-compete agreements | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets other than goodwill	1 year
Non-compete agreements | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets other than goodwill	2 years